Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Balances and Transactions
5. Related party balances and transactions
The table below sets major related parties of the Group and their relationships with the Group:

Entity or individual name	Relationship with the Group
Cunjun Ma	Chief Executive Officer and Director of the Group
Individual Director or Officer	Directors or Officers of the Group
Shareholders and minority shareholders	Shareholders and minority shareholders
Xiaoke Huixuan (Shenzhen) Technology Co., Ltd. (“Xiaoke”)	Company that the Group has significant influence on
Huibao Huipei (Shenzhen) Technology Co., Ltd (“Huibao Huipei”)	Company that the Group has significant influence on
Details of related party transactions for the years ended December 31, 2021, 2022 and 2023 are as follows:
Service provided by related parties:

	For the year ended December 31
	2021	2022	2023
	RMB	RMB	RMB
Technology service fee to Xiaoke	11,609	7,259	1,887
PPC advertisement service fee to Xiaoke	412	—	—
Channel cost to Huibao Huipei	140	2,054	7,439

Total	12,161	9,313	9,326

According to the cooperation agreements in 2021, 2022 and 2023, Xiaoke provides technology service to the Company, and Huibao Huipei serves as one of the Company’s traffic channels.
Service provided to related parties:

	For the year ended December 31
	2021	2022	2023
	RMB	RMB	RMB
Consulting service fee to Huibao Huipei	—	970	728

Total	—	970	728

The Company provides consulting service to Huibao Huipei according to the cooperation agreement in 2022 and 2023.
Details of related party balances as of December 31, 2022 and 2023 are as follows:
Amounts due from related parties:

	As of
	December 31, 2022	December 31, 2023
	RMB	RMB
Shareholders	149	106
Huibao Huipei	340	277

	489	383

The amount due from related parties represents the advance miscellaneous fees for shareholders and the receivable for consulting service provided to Huibao Huipei.
Amounts due to related parties:

	As of
	December 31, 2022	December 31, 2023
	RMB	RMB
Xiaoke	495	2,000
Huibao Huipei	—	451

	495	2,451

The amount due to Xiaoke represents the payable for technology service and the amount due to Huibao Huipei represents the payable for channel promotion service.